Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Acquired Intangible Assets (Details) $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	$ 120	$ 149	$ 102
Intangible assets, Ending balance	38	120	149
Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	215	217	143
Addition through business combination (refer note no. 2.9)	2		76
Deletion/ retirals	(39)		(2)
Reclassified under assets held for sale	(90)
Translation differences	2	(2)
Intangible assets, Ending balance	90	215	217
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	(95)	(68)	(41)
Amortization expense	(35)	(28)	(30)
Deletion/ retirals	39		2
Translation differences	(1)	1	1
Intangible assets, Ending balance	(52)	(95)	(68)
Reclassified under assets held for sale	40
Customer related
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	57	71	46
Intangible assets, Ending balance	$ 24	$ 57	$ 71
Customer related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	2 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1	1	1
Customer related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	5	6	7
Customer related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	$ 116	$ 117	$ 72
Addition through business combination (refer note no. 2.9)	2		45
Deletion/ retirals	(27)
Reclassified under assets held for sale	(24)
Translation differences	1	(1)
Intangible assets, Ending balance	68	116	117
Customer related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	(59)	(46)	(26)
Amortization expense	(20)	(14)	(20)
Deletion/ retirals	27
Translation differences	(1)	1
Intangible assets, Ending balance	(44)	(59)	(46)
Reclassified under assets held for sale	9
Software related
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	43	53	39
Intangible assets, Ending balance		$ 43	$ 53
Software related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)		5 years	8 years
Estimated Remaining Useful Life (in years)		3	7
Software related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)		8 years	10 years
Estimated Remaining Useful Life (in years)		6	9
Software related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	62	$ 62	$ 42
Addition through business combination (refer note no. 2.9)			21
Reclassified under assets held for sale	(60)
Translation differences	1		(1)
Intangible assets, Ending balance	3	62	62
Software related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	(19)	(9)	(3)
Amortization expense	(12)	(9)	(6)
Translation differences		(1)
Intangible assets, Ending balance	(3)	(19)	(9)
Reclassified under assets held for sale	28
Sub-contracting right related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	3	3	3
Deletion/ retirals	(3)
Intangible assets, Ending balance		3	3
Sub-contracting right related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	(3)	(3)	(3)
Deletion/ retirals	3
Intangible assets, Ending balance		(3)	(3)
Intellectual property rights related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance			2
Deletion/ retirals			(2)
Intellectual property rights related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance			(2)
Deletion/ retirals			2
Land use rights related
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	9	10	10
Intangible assets, Ending balance	$ 10	$ 9	$ 10
Estimated Useful Life (in years)	50 years	50 years	50 years
Estimated Remaining Useful Life (in years)	43	44	45
Land use rights related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	$ 10	$ 11	$ 11
Translation differences	1	(1)
Intangible assets, Ending balance	11	10	11
Land use rights related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	(1)	(1)	(1)
Intangible assets, Ending balance	(1)	(1)	(1)
Marketing Related
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	7	9	3
Intangible assets, Ending balance	$ 2	$ 7	$ 9
Estimated Useful Life (in years)	5 years
Estimated Remaining Useful Life (in years)	3
Marketing Related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)		3 years	3 years
Estimated Remaining Useful Life (in years)		1	2
Marketing Related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)		10 years	10 years
Estimated Remaining Useful Life (in years)		8	9
Marketing Related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	$ 14	$ 14	$ 8
Addition through business combination (refer note no. 2.9)			6
Deletion/ retirals	(4)
Reclassified under assets held for sale	(6)
Intangible assets, Ending balance	4	14	14
Marketing Related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	(7)	(5)	(5)
Amortization expense	(2)	(2)	(1)
Deletion/ retirals	4
Translation differences			1
Intangible assets, Ending balance	(2)	(7)	(5)
Reclassified under assets held for sale	3
Others
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	4	6	4
Intangible assets, Ending balance	$ 2	$ 4	$ 6
Estimated Useful Life (in years)	5 years
Estimated Remaining Useful Life (in years)	3
Others | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)		3 years	3 years
Estimated Remaining Useful Life (in years)		1	2
Others | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)		5 years	5 years
Estimated Remaining Useful Life (in years)		4	5
Others | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	$ 10	$ 10	$ 5
Addition through business combination (refer note no. 2.9)			4
Deletion/ retirals	(5)
Translation differences	(1)		1
Intangible assets, Ending balance	4	10	10
Others | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning balance	(6)	(4)	(1)
Amortization expense	(1)	(3)	(3)
Deletion/ retirals	5
Translation differences		1
Intangible assets, Ending balance	$ (2)	$ (6)	$ (4)